Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 277,836,130	$ 253,143,223
Land [member]
IfrsStatementLineItems [Line Items]
Total	$ 277,836,130	$ 253,143,223